Outstanding Claims	6 Months Ended
Jun. 30, 2020
Outstanding Claims [Abstract]
OUTSTANDING CLAIMS

6. OUTSTANDING CLAIMS

Movement in outstanding claims

	30 June 2020			31 December 2019
	Gross	Reinsurers' share	Net	Gross	Reinsurers' share	Net
	USD	USD	USD	USD	USD	USD
At the beginning of the period / year
Reported claims	292,722,079	(163,190,980)	129,531,099	285,770,257	(170,124,934)	115,645,323
Claims incurred but not reported	120,330,776	(13,021,444)	107,309,332	98,609,584	(17,440,448)	81,169,136
	413,052,855	(176,212,424)	236,840,431	384,379,841	(187,565,382)	196,814,459

Claims paid	(66,222,905)	30,960,588	(35,262,317)	(131,151,122)	53,113,606	(78,037,516)
Provided during the period / year related to current accident year	116,913,637	(41,438,132)	75,475,505	150,799,594	(26,443,648)	124,355,946
Provided during the period / year related to previous accident years	(22,302,488)	11,113,755	(11,188,733)	9,024,542	(15,317,000)	(6,292,458)
At the end of the period / year	441,441,099	(175,576,213)	265,864,886	413,052,855	(176,212,424)	236,840,431

At the end of the period / year
Reported claims	290,764,771	(152,486,635)	138,278,136	292,722,079	(163,190,980)	129,531,099
Claims incurred but not reported	150,676,328	(23,089,578)	127,586,750	120,330,776	(13,021,444)	107,309,332
	441,441,099	(175,576,213)	265,864,886	413,052,855	(176,212,424)	236,840,431